13F-HR
<PERIOD>		01/26/05
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
					  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY Jan. 26, 2005

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $170,044,560

			Form 13 F information Table
				Title of	       Value	Shares/	Sh/	Put/   Invstmt	Other	  Voting Authority
Name of Issuer			Class	  CUSIP	      (x$1000) PRN AMT  PRN	Call   Dscretn	Mngrs	Sole  Shared  None

3M Company			COM	88579Y101	2444	29775	SH		SOLE		29775	0	0
A. T. & T. Corp.		COM	001957505	572	30000	SH		SOLE		30000	0	0
Aetna Inc. 8.50%		COM	00817Y207	383	14300	SH		SOLE		14300	0	0
Alcoa Inc.			COM	013817101	2215	70500	SH		SOLE		70500	0	0
Alliance Capital Management	COM	01855A101	610	14525	SH		SOLE		14525	0	0
Alltel Corp. Equity Units 7.75	COM	020039822	508	9600	SH		SOLE		9600	0	0
Amerada Hess Corp 7% ACES Conv	COM	023551401	348	4700	SH		SOLE		4700	0	0
American Express Corp		COM	025816109	2957	52450	SH		SOLE		52450	0	0
American Int'l Group		COM	026874107	2465	37537	SH		SOLE		37537	0	0
Amgen Inc.			COM	031162100	2781	43355	SH		SOLE		43355	0	0
AmSouth Bancorporation		COM	032165102	515	19900	SH		SOLE		19900	0	0
B&G Foods, Inc.			COM	05508R205	419	28000	SH		SOLE		28000	0	0
BankAmerica Corp.		COM	060505104	926	19702	SH		SOLE		19702	0	0
Barr Laboratories, Inc.		COM	068306109	3039	66724	SH		SOLE		66724	0	0
Basic Industries Select Sector	COM	81369Y100	453	15225	SH		SOLE		15225	0	0
Bassett Furniture Industries, 	COM	070203104	458	23313	SH		SOLE		23313	0	0
Baxter International Inc. 7%	COM	071813406	643	11380	SH		SOLE		11380	0	0
Biogen Idec Inc.		COM	09062X103	2148	32250	SH		SOLE		32250	0	0
Boston Scientific Corp.		COM	101137107	640	18000	SH		SOLE		18000	0	0
Bristol-Myers Squibb Co.	COM	110122108	634	24738	SH		SOLE		24738	0	0
C.R. Bard, Inc.			COM	067383109	2284	35700	SH		SOLE		35700	0	0
Cadbury Schweppes PLC		COM	127209302	2701	71650	SH		SOLE		71650	0	0
Cedar Fair, L.P.		COM	150185106	480	14600	SH		SOLE		14600	0	0
Chesapeake Corporation		COM	165159104	534	19650	SH		SOLE		19650	0	0
Chesapeake Energy Corp		COM	165167107	413	25000	SH		SOLE		25000	0	0
ChevronTexaco Corporation	COM	166764100	2011	38300	SH		SOLE		38300	0	0
Cisco Systems Inc.		COM	17275R102	2530	130938	SH		SOLE		130938	0	0
CitiGroup			COM	172967101	2819	58500	SH		SOLE		58500	0	0
Coca-Cola Company		COM	191216100	2559	61459	SH		SOLE		61459	0	0
Comcast Corporation Class A	COM	20030N200	2889	87970	SH		SOLE		87970	0	0
Comerica Incorporated		COM	200340107	311	5100	SH		SOLE		5100	0	0
ConAgra, Inc.			COM	205887102	532	18050	SH		SOLE		18050	0	0
Constellation Brands, Inc	COM	21036P306	651	17300	SH		SOLE		17300	0	0
CPI Corp			COM	125902106	156	11500	SH		SOLE		11500	0	0
Curis, Inc.			COM	231269101	522	100000	SH		SOLE		100000	0	0
CVS Corp.			COM	126650100	2767	61400	SH		SOLE		61400	0	0
Devon Energy Corporation	COM	25179M103	1687	43350	SH		SOLE		43350	0	0
Diageo PLC ADR			COM	25243Q205	561	9700	SH		SOLE		9700	0	0
Disney (Walt) Co.		COM	254687106	2537	91275	SH		SOLE		91275	0	0
Dominion Resources Inc	.	COM	25746U109	503	7425	SH		SOLE		7425	0	0
Double Click			COM	258609304	915	117600	SH		SOLE		117600	0	0
Dow Chemical Company		COM	260543103	583	11775	SH		SOLE		11775	0	0
Electronic Arts Inc.		COM	285512109	200	3250	SH		SOLE		3250	0	0
Elizabeth Arden, Inc.		COM	28660G106	1388	58450	SH		SOLE		58450	0	0
EMC Corp			COM	268648102	2725	183250	SH		SOLE		183250	0	0
Enterprise Products Partners	COM	293792107	657	25400	SH		SOLE		25400	0	0
Exxon Mobil Corporation		COM	30231G102	2178	42483	SH		SOLE		42483	0	0
Financial Select Sector SPDR 	COM	81369Y605	253	8300	SH		SOLE		8300	0	0
First Data Corporation		COM	319963104	2369	55700	SH		SOLE		55700	0	0
First Horizon National Corp	COM	320517105	302	7000	SH		SOLE		7000	0	0
FPL Group, Inc. 8.50% Eqy A	COM	302571203	578	9400	SH		SOLE		9400	0	0
GATX Corporation		COM	361448103	473	16000	SH		SOLE		16000	0	0
General Electric Co.		COM	369604103	4445	121769	SH		SOLE		121769	0	0
GlaxoSmithKline PLC		COM	37733W105	3419	72150	SH		SOLE		72150	0	0
GMH Communities Trust		COM	36188G102	303	21500	SH		SOLE		21500	0	0
Goldman Sachs			COM	38141G104	2539	24400	SH		SOLE		24400	0	0
H. J. Heinz Company		COM	423074103	2496	64015	SH		SOLE		64015	0	0
Hartford Financial Services 	COM	416515500	631	9575	SH		SOLE		9575	0	0
Hillenbrand Industries Inc.	COM	431573104	2552	45950	SH		SOLE		45950	0	0
Industrial Select Sector SPDR 	COM	81369Y704	471	15175	SH		SOLE		15175	0	0
ING Groep NV Perpetual Debt	COM	456837301	257	9450	SH		SOLE		9450	0	0
Intel Corp.			COM	458140100	2544	108760	SH		SOLE		108760	0	0
Int'l Business Machine		COM	459200101	2712	27513	SH		SOLE		27513	0	0
iSHR Nasdaq Biotechnology Inde	COM	464287556	336	4450	SH		SOLE		4450	0	0
J.P. Morgan Chase & Co.		COM	46625H100	2650	67942	SH		SOLE		67942	0	0
Kinder Morgan Management LLC	COM	49455U100	317	7800	SH		SOLE		7800	0	0
Lance Inc.			COM	514606102	594	31200	SH		SOLE		31200	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	2616	29900	SH		SOLE		29900	0	0
Liz Claiborne Inc.		COM	539320101	2533	60000	SH		SOLE		60000	0	0
Lowes Companies Inc.		COM	548661107	2355	40900	SH		SOLE		40900	0	0
Magellan Midstream Partners	COM	559080106	540	9200	SH		SOLE		9200	0	0
MCI Inc.			COM	552691107	262	13000	SH		SOLE		13000	0	0
Medtronic Inc.			COM	585055106	2438	49091	SH		SOLE		49091	0	0
Mellon Bank			COM	58551A108	2445	78600	SH		SOLE		78600	0	0
Microsoft Corp.			COM	594918104	4083	152803	SH		SOLE		152803	0	0
Morgan Stanley			COM	617446448	2446	44050	SH		SOLE		44050	0	0
Mueller Industries, Inc.	COM	624756102	370	11500	SH		SOLE		11500	0	0
New York Community Bancorp	COM	649445103	483	23500	SH		SOLE		23500	0	0
Nuveen NY Investment Quality	COM	67062X101	155	10000	SH		SOLE		10000	0	0
Nuveen NY Select Quality	COM	670976109	154	10000	SH		SOLE		10000	0	0
Oil Service Holders Trust	COM	678002106	1906	22400	SH		SOLE		22400	0	0
Omnicare, Inc.			COM	681904108	2664	76950	SH		SOLE		76950	0	0
Packaging Corp of Ameri		COM	695156109	2859	121400	SH		SOLE		121400	0	0
Pepsico, Inc.			COM	713448108	2789	53435	SH		SOLE		53435	0	0
Petrofund Energy Trust		COM	71648W108	407	31200	SH		SOLE		31200	0	0
Pfizer, Inc.			COM	717081103	2249	83628	SH		SOLE		83628	0	0
Phelps Dodge Corporation	COM	717265102	2414	24400	SH		SOLE		24400	0	0
Pixelworks, Inc.		COM	72581M107	2507	221050	SH		SOLE		221050	0	0
Plum Creek Timber Company Inc.	COM	729251108	388	10100	SH		SOLE		10100	0	0
PPG Industries, Inc.		COM	693506107	429	6300	SH		SOLE		6300	0	0
Progressive Corporation Ohio 	COM	743315103	2583	30450	SH		SOLE		30450	0	0
R.R. Donnelley & Sons Company	COM	257867101	552	15650	SH		SOLE		15650	0	0
Rayonier Inc.			COM	754907103	1048	21435	SH		SOLE		21435	0	0
Redwood Trust, Inc.		COM	758075402	453	7300	SH		SOLE		7300	0	0
Regal Entertainment Group	COM	758766109	623	30000	SH		SOLE		30000	0	0
Royal Bank of Scotland		COM	780097788	257	10500	SH		SOLE		10500	0	0
SBC Communications Inc		COM	78387G103	482	18700	SH		SOLE		18700	0	0
Schering-Plough Corp.		COM	806605606	665	11850	SH		SOLE		11850	0	0
Scientific Atlanta Inc.		COM	808655104	2801	84850	SH		SOLE		84850	0	0
Scottish Power PLC		COM	81013T705	522	16750	SH		SOLE		16750	0	0
ServiceMaster Company		COM	81760N109	592	42900	SH		SOLE		42900	0	0
Sinclair Broadcast Grp		COM	829226505	398	9150	SH		SOLE		9150	0	0
St. Paul Companies 9%		COM	792860306	604	9025	SH		SOLE		9025	0	0
Staples Inc.			COM	855030102	2537	75250	SH		SOLE		75250	0	0
StarTek, Inc.			COM	85569C107	457	16050	SH		SOLE		16050	0	0
Technology Select Sector SPDR 	COM	81369Y803	590	27950	SH		SOLE		27950	0	0
Teekay Shipping Corp.		COM	Y8564W111	346	7050	SH		SOLE		7050	0	0
Thornburg Mortgage, Inc.	COM	885218107	411	14200	SH		SOLE		14200	0	0
Time Warner Inc.		COM	887317105	2178	111987	SH		SOLE		111987	0	0
Tyco International		COM	902124106	3710	103800	SH		SOLE		103800	0	0
United Technologies Corp.	COM	913017109	2506	24250	SH		SOLE		24250	0	0
Valero L.P.			COM	91913W104	704	11850	SH		SOLE		11850	0	0
Viacom Inc. 7.25%	 	COM	925524407	227	8650	SH		SOLE		8650	0	0
Viacom Inc. Cl. B		COM	925524308	2790	76674	SH		SOLE		76674	0	0
Walt Disney Company 7%		COM	254687304	368	13900	SH		SOLE		13900	0	0
Wells Fargo & Co.		COM	949746101	2344	37710	SH		SOLE		37710	0	0
Wells Fargo 7%			COM	94976Y207	390	14850	SH		SOLE		14850	0	0
Williams-Sonoma, Inc.		COM	969904101	2425	69200	SH		SOLE		69200	0	0
Yellow Roadway Corporation	COM	985577105	3499	62800	SH		SOLE		62800	0	0